Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
cash equivalents	$ 0		$ 0	$ 0
Credit losses relating to loan receivable	0		0	0
Provision for income tax			0	0
CEO
Related Party Transactions
Compensation expense	$ 38	$ 38	$ 200	$ 200